CONDENSED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Office equipment, accumulated depreciation (in dollars)	$ 0	$ 27	$ 23
Intangible assets, accumulated amortization (in dollars)	$ 140	$ 128	$ 111
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	1,853	1,853	0
Preferred stock, shares outstanding	1,853	1,853	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	1,392,079	1,392,079	1,106,040
Common Stock, Shares, Outstanding	1,392,079	1,392,079	1,106,040